Nature of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Nature of Business and Basis of Presentation [Abstract]
NATURE OF BUSINESS AND BASIS OF PRESENTATION

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Business

iSpecimen Inc. (“iSpecimen” or the “Company”) was incorporated in 2009 under the laws of the state of Delaware. The Company has developed and launched a proprietary online marketplace platform that connects medical researchers who need access to subjects, samples, and data, with hospitals, laboratories, and other organizations who have access to them. iSpecimen is a technology-driven company founded to address a critical challenge: how to connect life science researchers who need human biofluids, tissues, and living cells (“biospecimens”) for their research, with biospecimens available (but not easily accessible) in healthcare provider organizations worldwide. The iSpecimen Marketplace platform was designed to solve this problem and transform the biospecimen procurement process to accelerate medical discovery. The Company is headquartered in Woburn, Massachusetts and its principal market is North America. The Company operates as one operating and reporting segment.

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) as determined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) for interim financial information, and, pursuant to the rules and regulations of Article 10 of Regulation S-X of the Securities Act of 1933, as amended (the “Securities Act”), published by the Securities and Exchange Commission (“SEC”) for interim financial statements. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results of operations for the periods presented. They may not include all of the information and footnotes required by GAAP for complete financial statements. Therefore, these unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

Reverse Stock Split

On October 9, 2023, the Company received a notification from Nasdaq that its Common Stock failed to maintain a minimum bid price of $1.00 over the previous 30 consecutive business days as required by the Listing Rules of The Nasdaq Stock Market.

On July 19, 2024, the Company’s stockholders approved a proposal to amend the Company’s Fourth Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) to effect a reverse stock split of the Company’s issued and outstanding shares of common stock, as well as any shares of common stock held by the Company in treasury, at a ratio in the range from 1-for-10 to 1-for-20.

On August 19, 2024, the Company’s board of directors approved a one-for-twenty (1:20) reverse stock split of the Company’s issued and outstanding shares of common stock (the “Reverse Stock Split”). On September 13, 2024, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to the Company’s Certificate of Incorporation to effect the Reverse Stock Split. The Reverse Stock Split became effective on September 13, 2024, and the Company’s common stock began trading on a split-adjusted basis on Nasdaq on September 16, 2024.

On October 1, 2024, the Company received a notification from Nasdaq that the Staff has determined that for the last 11 consecutive business days, from September 16, 2024 to September 30, 2024, the closing bid price of the Company’s Common Stock was $1.00 per share or greater. Accordingly, the Company has regained compliance with Listing Rule 5559(a)(2).

Except as otherwise indicated, all references to the Company’s common stock, share data, per share data and related information has been adjusted for the Reverse Stock Split ratio of 1-for-20 as if they had occurred at the beginning of the earliest period presented. The Reverse Stock Split combined each 20 shares of our outstanding common stock and treasury shares into one share of common stock without any change in the par value per share, and the Reverse Stock Split correspondingly adjusted, among other things, the exercise rate of our warrants and options into the Company’s common stock. No fractional shares were issued in connection with the Reverse Stock Split, and any fractional shares resulting from the Reverse Stock Split were rounded up to the nearest whole share.

Going Concern Uncertainty and Management’s Plan

The Company has recognized recurring losses since inception. As of June 30, 2025, the Company had negative working capital of $4,005,455, an accumulated deficit of $74,568,256, cash and cash equivalents of $588,775, and accounts payable and accrued expenses of $4,960,577. Since inception, the Company has relied upon raising capital and its revenues to finance operations.

The future success of the Company is dependent on its ability to successfully obtain additional working capital and/or to ultimately attain profitable operations. During the six months ended June 30, 2025, the Company continued its efforts, which had begun in 2023, to decrease its capital and operational expenditures by cutting costs and right sizing the Company through a reduction in workforce while streamlining operations and rationalizing resources to focus on key market opportunities. The reductions in workforce since January 1, 2023 through December 31, 2024, cumulatively resulted in an estimated reduction in monthly compensation costs of approximately 146% and technology costs of approximately 64% during the year December 31, 2024 when compared to the year ended December 31, 2023. During the second quarter of 2025, the reductions in workforce resulted in an estimated reduction in monthly compensation costs of approximately 76% and technology costs of approximately 71% during the six months ended June 30, 2025, when compared to the six months ended June 30, 2024. While the Company plans to improve its sales and revenues, the Company is taking steps to significantly reduce and manage expenditures to improve its financial position and ensure continued funding of operations. However, as certain elements of the Company’s operating plan are not within the Company’s control, the Company is unable to assess their probability of success. During the year ended December 31, 2024, the Company engaged in raising capital through debt financing as discussed in Note 7 and through public equity as discussed in Note 10.

The Company may be unsuccessful in increasing its revenues or contain its operating expenses, or it may be unable to raise additional capital on commercially favorable terms. The Company’s failure to generate additional revenues or contain operating costs would have a negative impact on the Company’s business, results of operations and financial condition and the Company’s ability to continue as a going concern. If the Company does not generate enough revenue to provide an adequate level of working capital, its business plan will be scaled down further.

These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of one year from the date these unaudited condensed financial statements are issued. Management’s plan to mitigate the conditions that raise substantial doubt includes generating additional revenues, deferring certain projects and capital expenditures and eliminating certain future operating expenses for the Company to continue as a going concern. However, there can be no assurance that the Company will be successful in completing any of these options. As a result, management’s plans cannot be considered probable and thus do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

The accompanying unaudited condensed financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The unaudited condensed financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

1.	NATURE OF BUSINESS

iSpecimen Inc. (“iSpecimen” or the “Company”) was incorporated in 2009 under the laws of the state of Delaware. The Company has developed and launched a proprietary online marketplace platform that connects medical researchers who need access to subjects, samples, and data, with hospitals, laboratories, and other organizations who have access to them. iSpecimen is a technology-driven company founded to address a critical challenge: how to connect life science researchers who need human biofluids, tissues, and living cells (“biospecimens”) for their research, with biospecimens available (but not easily accessible) in healthcare provider organizations worldwide. The iSpecimen Marketplace platform was designed to solve this problem and transform the biospecimen procurement process to accelerate medical discovery. The Company is headquartered in Woburn, Massachusetts and its principal market is North America. The Company operates as one operating and reporting segment.

Basis of Presentation

The Company’s financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Reverse Stock Split

On October 9, 2023, the Company received a notification from Nasdaq that its Common Stock failed to maintain a minimum bid price of $1.00 over the previous 30 consecutive business days as required by the Listing Rules of The Nasdaq Stock Market.

On July 19, 2024, the Company’s stockholders approved a proposal to amend the Company’s Fourth Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) to effect a reverse stock split of the Company’s issued and outstanding shares of common stock, as well as any shares of common stock held by the Company in treasury, at a ratio in the range from 1-for-10 to 1-for-20.

On August 19, 2024, the Company’s board of directors approved a one-for-twenty (1:20) reverse stock split of the Company’s issued and outstanding shares of common stock (the “Reverse Stock Split”). On September 13, 2024, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to the Company’s Certificate of Incorporation to effect the Reverse Stock Split. The Reverse Stock Split became effective on September 13, 2024, and the Company’s common stock began trading on a split-adjusted basis on Nasdaq on September 16, 2024.

On October 1, 2024, the Company received a notification from Nasdaq that the Staff has determined that for the last 11 consecutive business days, from September 16, 2024 to September 30, 2024, the closing bid price of the Company’s Common Stock was $1.00 per share or greater. Accordingly, the Company has regained compliance with Listing Rule 5559(a)(2).

Except as otherwise indicated, all references to the Company’s common stock, share data, per share data and related information has been adjusted for the Reverse Stock Split ratio of 1-for-20 as if they had occurred at the beginning of the earliest period presented. The Reverse Stock Split combined each 20 shares of our outstanding common stock and treasury shares into one share of common stock without any change in the par value per share, and the Reverse Stock Split correspondingly adjusted, among other things, the exercise rate of our warrants and options into the Company’s common stock. No fractional shares were issued in connection with the Reverse Stock Split, and any fractional shares resulting from the Reverse Stock Split were rounded up to the nearest whole share.

Going Concern Uncertainty and Management’s Plan

The Company has recognized recurring losses since inception. As of December 31, 2024, the Company had working capital deficit of $2,182,488, an accumulated deficit of $71,862,617, cash and cash equivalents of $1,878,408, and accounts payable and accrued expenses of $5,366,347. Since inception, the Company has relied upon raising capital and its revenues to finance operations.

The future success of the Company is dependent on its ability to successfully obtain additional working capital and/or to ultimately attain profitable operations. During the year ended December 31, 2024, the Company began initiating efforts to decrease its capital and operational expenditures by cutting costs and right sizing the Company through a reduction in workforce while streamlining operations and rationalizing resources to focus on key market opportunities. The reductions in workforce since January 1, 2023 through December 31, 2024, cumulatively resulted in an estimated reduction in monthly compensation costs of approximately 146% and technology costs of approximately 64% during the year December 31, 2024 when compared to the year ended December 31, 2023. While the Company plans to improve its sales and revenues, the Company is taking steps to significantly reduce and manage expenditures to improve its financial position and ensure continued funding of operations. However, as certain elements of the Company’s operating plan are not within the Company’s control, the Company is unable to assess their probability of success. In the year ended December 31, 2024, the Company engaged in raising capital through debt financing as discussed in Note 7 and subsequently, through public equity as discussed in Note 10.

The Company may be unsuccessful in increasing its revenues or contain its operating expenses, or it may be unable to raise additional capital on commercially favorable terms. The Company’s failure to generate additional revenues or contain operating costs would have a negative impact on the Company’s business, results of operations and financial condition and the Company’s ability to continue as a going concern. If the Company does not generate enough revenue to provide an adequate level of working capital, its business plan will be scaled down further.

These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of one year from the date these financial statements are issued. Management’s plan to mitigate the conditions that raise substantial doubt includes generating additional revenues, deferring certain projects and capital expenditures and eliminating certain future operating expenses for the Company to continue as a going concern. However, there can be no assurance that the Company will be successful in completing any of these options. As a result, management’s plans cannot be considered probable and thus do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.